J.P. MORGAN FUNDS

JPMorgan Strategic Preservation Fund
(Class R5 Shares)
(a series of JPMorgan Trust I)

Supplement dated June 7, 2010 to the Prospectus
dated February 28, 2010, as supplemented

Effective immediately, the table titled “Shareholder Fees” in the Risk/Return Summary — Fees and Expenses of the Fund section on page 1 of the Prospectus is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SPR5-610